Post retirement plans	12 Months Ended
Mar. 31, 2021
Compensation And Retirement Disclosure [Abstract]
Post retirement plans

22. Post retirement plans

The Company has a defined benefit gratuity plan. Every employee who has completed five years or more of service is entitled to a gratuity on departure at 15 days salary (last drawn salary) for each completed year of service. The Scheme is unfunded and accrued cost is recognized through a provision in the accounts of the company.

The following table sets forth the changes in projected benefit obligations -

As of March 31

	2020 (INR)	2021 (INR)	2021 (US$)
	(In million)
Benefit obligation at beginning of year	33	34	0.5
Service cost	12	13	0.2
Interest cost	3	3	0.0
Net actuarial loss (gain)	4	16	0.2
Benefits paid	(17)	(16)	(0.2)
Benefit obligation at end of year	34	50	0.7
Amounts recognized in statement of financial position at March 31 consist of:
Other non-current liabilities	29	47	0.6
Other current liabilities	5	3	0.1
Net amount recognized	34	50	0.7

Components of Net Periodic Benefit Cost (Income)

Net periodic benefit cost (income) for our postretirement benefit plans consisted of the following and is recorded as a component of general and administrative expenses in the Company’s consolidated statement of operations:

Year ended March 31

	2020 (INR)	2021 (INR)	2021 (US$)
	(In million)
Service Cost	12	13	0.2
Interest Cost	3	3	0.0
Amortization of:
Net actuarial loss (gain)	4	16	0.2
Net periodic benefit cost (income)	19	32	0.4

The principal assumptions used in determining gratuity for the Company’s plans are shown below:

Year ended March 31

	2020	2021
Discount rate	7.15%	7.53%
Salary escalation rate	7.00%	10.00%
Employee turnover rate	12.00%	9.00%
Retirement age	58 years	58 years

The following estimated payments to the defined benefit plan in future years:

Year ended March 31

	2020 (INR)	2021 (INR)	2021 (US$)
	(In million)
Within the next
- 1 year	5	3	0.0
- 1 and 2 years	4	3	0.0
- 2 and 3 years	4	3	0.0
- 3 and 4 years	4	4	0.1
- 4 and 5 years	5	4	0.1
- 5 and 10 years	24	25	0.3